Operating expenses (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Operating Expenses by Function

All figures in £ millions	2023	2022	2021
By function:

Cost of goods sold	1,839	2,046	1,747
Operating expenses

Distribution costs	47	61	62

Selling, marketing and product development costs	549	564	521

Administrative and other expenses	767	823	802

Restructuring costs	–	150	214

Other income	(41)	(49)	(37)
Total net operating expenses	1,322	1,549	1,562

Other net gains and losses	16	(24)	(63)

Total	3,177	3,571	3,246

Summary of Operating Expenses by Nature

All figures in £ millions	Notes	2023	2022	2021
By nature:

Royalties expensed		164	194	185

Other product costs		393	412	353

Employee benefit expense	5	1,467	1,605	1,365

Contract labour		70	73	69

Employee-related expense		60	52	21

Promotional costs		146	268	239
Depreciation and impairment of property, plant and equipment and investment property and assets held for sale	10	90	136	241
Amortisation and impairment of intangible assets – product development	20	284	303	279
Amortisation and impairment of intangible assets – software	11	123	125	117
Amortisation and impairment of intangible assets – other	11	46	54	50

Property and facilities		82	102	124

Technology and communications		215	221	215
Professional and outsourced services		443	501	477
Other general and administrative costs		43	76	58

Costs capitalised		(424)	(478)	(447)

Other net gains and losses		16	(24)	(63)

Other income		(41)	(49)	(37)

Total		3,177	3,571	3,246

Summary of Services From the Group's Auditors
During the year the Group obtained the following services from the Group’s auditors, which changed to EY in 2022 and was PwC in 2021:

All figures in £ millions	2023	2022	2021
The audit of parent company and consolidated financial statements	8	6	5

The audit of the company’s subsidiaries	2	1	2
Total audit fees*	10	7	7
Audit-related and other assurance services	–	–	–

Other non-audit services	–	–	–
Total other services	–	–	–

Total non-audit services	–	–	–
Total	10	7	7

Summary of Reconciliation Between Audit and Non-Audit Service Fees
Reconciliation between audit and
non-audit
service fees is shown below:

All figures in £ millions	2023	2022	2021
Group audit fees including fees for attestation under section 404 of the Sarbanes-Oxley Act	10	7	7

Non-audit fees	–	–	–
Total	10	7	7

*
Includes fees in connection with the interim review, preliminary announcement and controls audit required under Section 404 of the Sarbanes Oxley Act. In total this amounted to £1m in each of the years presented.